Note 2 - Securities (Details) - The Amortized Cost and Estimated Fair Value of Investment Securities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
The Amortized Cost and Estimated Fair Value of Investment Securities [Abstract]
Due in one year or less	$ 131
Due in one year or less	131
Due in one to five years	7,459
Due in one to five years	7,874
Due in one to five years	9,019
Due in one to five years	8,917
Due in five to ten years	11,702
Due in five to ten years	12,053
Due after ten years	3,519
Due after ten years	3,503
Agency mortgage-backed securities, residential	74,762
Agency mortgage-backed securities, residential	76,319
Agency mortgage-backed securities, residential	9
Agency mortgage-backed securities, residential	9
Total debt securities	83,781
Total debt securities	85,236
Total debt securities	22,820	22,826
Total debt securities	$ 23,570	$ 22,984